TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 5,329	$ 18,424	$ 24,451
Foreign	13,776	10,704	10,509
Income before taxes on income	$ 19,105	$ 29,128	$ 34,960